Income Taxes - (Recoveries) expenses for income taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Current:
Federal			$ 5,950,000	$ 4,484,000
State			135,000	976,000
Total	$ 1,725,000	$ 1,375,000	6,085,000	5,460,000
Deferred:
Federal			(2,171,000)	152,000
State			1,979,000	(1,490,000)
Total	$ (63,000)	$ (3,115,000)	(192,000)	(1,338,000)
Total			$ 5,893,000	$ 4,122,000